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AXPSM
Federal
Income Fund

2000 ANNUAL REPORT
(PROSPECTUS ENCLOSED)


American
  Express(R)
Funds

(icon of) clock

AXP Federal Income Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN EXPRESS(R) (logo)
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A Comfortable Compromise

Balancing risk and reward is something all investors must consider. In the fixed-income area, intermediate-term securities issued by the federal government and its agencies offer a good middle ground. These securities, which form the core of AXPFederal Income Fund, normally provide greater investment stability than long-term bonds, while still offering a yield higher than that of insured investments such as bank CDs. For a conservative investor, that can be a rewarding combination.

AXP FEDERAL INCOME FUND
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Table of Contents

2000 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                            4
From the Portfolio Manager                   4
Fund Facts                                   6
Making the Most of the Fund                  7
The Fund's Long-term Performance             8
Independent Auditors' Report(Fund)          10
Financial Statements (Fund)                 11
Notes to Financial Statements (Fund)        14
Independent Auditors' Report (Portfolio)    21
Financial Statements (Portfolio)            22
Notes to Financial Statements (Portfolio)   25
Investments in Securities                   31
Federal Income Tax Information              40

ANNUAL REPORT - 2000
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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o    Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,



Arne H. Carlson

(picture of) James W. Snyder
James W. Snyder
Portfolio manager

From the Portfolio Manager
Rising interest rates led to a poor environment for bonds during the past 12 months. AXP Federal Income Fund's performance reflected the conditions, as its Class A shares experienced a loss of 0.01% (excluding the sales charge) for the fiscal year -- June 1999 through May 2000.

AXP FEDERAL INCOME FUND
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Although inflation showed little indication of getting out of hand, fixed-income investors found enough to worry about during the period. Leading the list were an economy that continued to show remarkably strong growth, an extremely tight labor market and a run-up in the price of oil. That combination, many investors apparently concluded, probably would fan the fire under inflation before long. That view was reinforced by the actions of the Federal Reserve, which raised short-term interest rates six times during the 12 months.

The result of the hand-wringing and the Fed's actions was increased selling pressure on most types of bonds, which caused interest rates to rise and, ultimately, caused prices to fall. Also having an effect was a substantial supply of new bonds, which tended to hold down prices on all non-U.S. Treasury issues, including the mortgage-backed securities in the portfolio. About mid-period, the supply shrank somewhat, lending some support to the mortgage sector.

Looking at the portfolio's holdings, I kept nearly all of the assets invested in mortgage-backed bonds issued by the Federal National Mortgage Association (commonly known as "Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). At the outset of the period, the portfolio held a higher-than-usual level of cash reserves, which provided something of a cushion for the Fund's net asset value as interest rates rose. I gradually reduced the cash over the ensuing months.

I also employed short sales and a substantial investment in a variety of derivatives -- including futures, options, dollar rolls and forward contracts -- to reduce volatility in the Fund's value and enhance the return. Although the net effect of these investments actually turned out to be negative, it was weakness in mortgage-backed bonds that played the biggest role in holding back the Fund's performance. On a related point, because of considerable volatility in the mortgage sector and increased use of dollar rolls, the turnover in the portfolio was unusually high during the period.

As the new fiscal year begins, recent data have indicated that the economy may be starting to slow down a bit. If subsequent reports confirm that trend, I think it's likely that the Federal Reserve will raise short-term interest rates only modestly in the months ahead. Assuming that outlook proves to be reasonably accurate, I expect corresponding improvement in the bond market.



James W. Snyder

ANNUAL REPORT - 2000
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Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2000                                                  $4.59
May 31, 1999                                                  $4.94
Decrease                                                      $0.35

Distributions -- June 1, 1999 - May 31, 2000
From income                                                   $0.34
From capital gains                                            $0.01
Total distributions                                           $0.35

Total return*                                                -0.01%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2000                                                  $4.59
May 31, 1999                                                  $4.94
Decrease                                                      $0.35

Distributions -- June 1, 1999 - May 31, 2000
From income                                                   $0.30
From capital gains                                            $0.01
Total distributions                                           $0.31

Total return*                                                -0.77%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2000                                                  $4.59
May 31, 1999                                                  $4.94
Decrease                                                      $0.35

Distributions -- June 1, 1999 - May 31, 2000
From income                                                   $0.34
From capital gains                                            $0.01
Total distributions                                           $0.35
Total return*                                                +0.15%**

* Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

** The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP FEDERAL INCOME FUND
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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
________________________________________________________________________________

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
________________________________________________________________________________

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
________________________________________________________________________________
$100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o    your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

ANNUAL REPORT - 2000
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The Fund's Long-term Performance

How your $10,000 has grown in AXP Federal Income Fund

$30,000


$20,000                                   X Lehman Brothers
                                            Aggregate Bond Index

                                                           X $17,551
                                                              AXP Federal Income
                                                              Fund Class A

                             X Merril Lynch 1-5 Year
                               U.S. Government Index

                                   X Lipper Short/Intermediate
                                     U.S. Government Funds Index
$9,525


'90  '91  '92  '93  '94  '95  '96    '97    '98    '99    '00

(The printed version of this chart contains a line graph with four lines corresponding to the three Indexes and Fund noted above.)

Average Annual Total Returns (as of May 31, 2000)
              1 year       5 years      10 years (A)    Since inception (B&Y)
 Class A      -4.75%       +4.10%           5.79%                 --%
 Class B      -4.48%       +4.17%            --%               +4.70%*
 Class Y      +0.15%       +5.25%            --%               +5.78%*

*    Inception date was March 20, 1995.

Assumes: Holding period from 6/1/90 to 5/31/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $9,200. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to three widely cited performance indexes, the Merrill Lynch 1-5 Year U.S. Government Index, the Lipper Short/Intermediate U.S. Government Funds Index, and the Lehman Brothers Aggregate Bond Index. Recently, the Fund's investment manager recommended to the Fund that the Fund change its comparative index from Lehman Brothers Aggregate Bond Index to the Merrill Lynch 1-5 Year U.S. Government Index. The investment manager made this recommendation because the new index more closely represents the Fund's holdings. We will include both indexes in this transition year. In the future however, only the Merrill Lynch 1-5 Year
U.S. Government Index will be included. In comparing AXP Federal Income Fund (Class A) to the three indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes.

AXP FEDERAL INCOME FUND
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Your investment and return values fluctuate so that your shares,  when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 4.75%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Merrill Lynch 1-5 Year U.S. Government Index, an unmanaged index, is made up of a representative list of government bonds. The index is frequently used as a general measure of government bond performance. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Lipper Short/Intermediate U.S. Government Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies and objectives.

Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

ANNUAL REPORT - 2000
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The  financial  statements   contained  in  Post-Effective   Amendment  #30  to
Registration Statement No. 2-96512 filed on or about July 26, 2000, are incorporated herein by reference.

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Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Federal Income Fund, Inc.
Fiscal year ended May 31, 2000

Class A

Income distributions taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                 Per share

June 23, 1999                                 $0.01828
July 26, 1999                                  0.02177
Aug. 26, 1999                                  0.02099
Sept. 22, 1999                                 0.01944
Oct. 25, 1999                                  0.02883
Nov. 23, 1999                                  0.02127
Dec. 22, 1999                                  0.08230
Jan. 24, 2000                                  0.02646
Feb. 24, 2000                                  0.02477
March 23, 2000                                 0.02128
April 24, 2000                                 0.02024
May 24, 2000                                   0.02488
Total                                         $0.33051

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1999                                 $0.01455
Total distributions                           $0.34506

The distribution of $0.09685 per share, payable Dec. 22, 1999, consisted of $0.02567 derived from net investment income, $0.05663 from net short-term capital gains (a total of $0.08230 taxable as dividend income) and $0.01455 from net long-term capital gains.

AXP FEDERAL INCOME FUND
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Class B

Income distributions taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                 Per share

June 23, 1999                                 $0.01553
July 26, 1999                                  0.01841
Aug. 26, 1999                                  0.01788
Sept. 22, 1999                                 0.01673
Oct. 25, 1999                                  0.02549
Nov. 23, 1999                                  0.01835
Dec. 22, 1999                                  0.07938
Jan. 24, 2000                                  0.02321
Feb. 24, 2000                                  0.02176
March 23, 2000                                 0.01856
April 24, 2000                                 0.01716
May 24, 2000                                   0.02201
Total                                         $0.29447

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1999                                 $0.01455
Total distributions                           $0.30902

The distribution of $0.09393 per share, payable Dec. 22, 1999, consisted of $0.02275 derived from net investment income, $0.05663 from net short-term capital gains (a total of $0.07938 taxable as dividend income) and $0.01455 from net long-term capital gains.

ANNUAL REPORT - 2000
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Class Y

Income distributions taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                 Per share

June 23, 1999                                 $0.01858
July 26, 1999                                  0.02240
Aug. 26, 1999                                  0.02164
Sept. 22, 1999                                 0.02002
Oct. 25, 1999                                  0.02955
Nov. 23, 1999                                  0.02189
Dec. 22, 1999                                  0.08291
Jan. 24, 2000                                  0.02715
Feb. 24, 2000                                  0.02541
March 23, 2000                                 0.02185
April 24, 2000                                 0.02089
May 24, 2000                                   0.02549
Total                                         $0.33778

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1999                                 $0.01455
Total distributions                           $0.35233

The distribution of $0.09746 per share, payable Dec. 22, 1999, consisted of $0.02628 derived from net investment income, $0.05663 from net short-term capital gains (a total of $0.08291 taxable as dividend income) and $0.01455 from net long-term capital gains.

AXP FEDERAL INCOME FUND
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American
  Express(R)
Funds

AXP Federal Income Fund
200 AXP Financial Center
Minneapolis, MN 55474


AMERICAN
EXPRESS


This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AMERICAN EXPRESS(R) (logo)

S-6042 U (7/00)

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.